RELATED PARTY TRANSACTIONS	12 Months Ended
Jan. 31, 2013
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 7 - RELATED PARTY TRANSACTIONS

A summary of director and officer compensation for the years ended January 31, 2013, 2012 and 2011 is as follows:

	2013	2012	2011
Salaries and benefits	$161,199	$-	$-
Consulting	555,685	685,521	502,265
Director fees	24,797	26,205	-
Stock-based compensation (Note 8)	374,535	431,949	509,408

	$1,116,216	$1,143,675	$1,011,673

As at January 31, 2013 the Company owed directors and officers $13,639 (2012 - $28,425). All balances owing were unsecured, non-interest bearing and had no fixed terms of repayment.

Details of the related party transactions and balances, are as follows:

a)

During the year ended January 31, 2013, the Company paid or accrued consulting fees of $nil (2012 - $3,594 ; 2011 – $43,998) and recorded stock based compensation of $nil (2012 - $nil ; 2011 - $71,199) to a former officer of the Company

b)

During the year ended January 31, 2013 the Company paid consulting fees of $nil (2012 - $373,696 ; 2011 – $359,416) and recorded stock based compensation of $nil (2012 - $1,560 ; 2011 - $29,226) to a company owned by a fomer President of the Company. The 2012 fees included severance of approximately $225,000 (CDN$225,000) and the 2011 consulting fees included a discretionary cash bonus of approximately $200,000 (CDN$200,000).

c)

On January 7, 2011 the Company entered into a one year consulting agreement with a company controlled by the Company’s Chief Financial Officer whereby it agreed to pay a consulting fee for services ordinarily provided by a Chief Financial Officer of approximately $12,500 (CDN$12,500) per month plus sales tax. In addition, on January 7, 2011 the Company granted stock options pursuant to its 2007 Stock Option Plan to the Company’s Chief Financial Officer to purchase an aggregate of 150,000 shares of the Company’s common stock at an exercise price of $0.80 per share, for a three (3) year term expiring January 7, 2014. During March, 2012, pursuant to Board approval, the Company paid this company a discretionary cash bonus of approximately $10,000 (CDN$10,000) plus sales tax. Effective January 1, 2012 the Company renewed the consulting agreement for one year and increased the monthly consulting fee to approximately $15,000 (CDN$15,000) per month plus sales tax. Effective January 1, 2013, the consulting agreement automatically renewed for one year.

During the year ended January 31, 2013, the Company paid or accrued consulting fees of $181,442 (2012 - $167,098 ; 2011 - $9,538) and recorded stock based compensation of $103,049 (2012 - $135,649 ; 2011 - $nil) related to this consulting agreement. At January 31, 2013 and 2012, the Company was indebted to an officer of this Company in the respective amounts of $5,422 and $16,744. On August 24, 2011 the Company granted stock options pursuant to its 2007 Stock Option Plan to a company controlled by the Company’s Chief Financial Officer to purchase an aggregate of 250,000 shares of the Company’s common stock at an exercise price of $1.15 (CDN$1.15) per share, for a five (5) year term expiring August 24, 2016. The options vested in four installments over 12 months on November 1, 2011, February 1, 2012, May 1, 2012 and August 1, 2012. On November 1, 2012 the Company granted stock options pursuant to its 2012 Stock Option Plan to a company controlled by the Company’s Chief Financial Officer to purchase an aggregate of 250,000 shares of the Company’s common stock at an exercise price of $0.305 (CDN$0.305) per share, for a three (3) year term expiring October 31, 2015. These options vested immediately.

d)

On March 11, 2011, the Company entered into a consulting agreement with a company controlled by the Company’s Executive Vice President of Corporate Development whereby it agreed to pay a monthly consulting fee for services ordinarily provided by an Executive Vice President of Corporate Development of approximately $12,500 (CDN$12,500) plus sales tax. In addition, on March 11, 2011 the Company granted stock options pursuant to its 2007 Stock Option Plan to the Company’s Executive Vice President of Corporate Development to purchase an aggregate of 150,000 shares of the Company’s common stock at an exercise price of $1.04 per share, for a three (3) year term expiring March 11, 2014. The options vested in four installments over 12 months on June 1, 2011, September 1, 2011, December 1, 2011 and March 1, 2012.

During the year ended January 31, 2013, the Company paid or accrued consulting fees of $192,795 (2012 - $143,126 ; 2011 - $nil) and recorded stock based compensation of $110,686 (2012 - $150,625 ; 2011 - $nil) related to this consulting agreement. At January 31, 2013 and 2012, the Company was indebted to an officer of this Company in the respective amounts of $986 and $11,681. On August 24, 2011 the Company granted stock options pursuant to its 2007 Stock Option Plan to a company controlled by the Company’s Executive Vice President of Corporate Development to purchase an aggregate of 250,000 shares of the Company’s common stock at an exercise price of $1.15 (CDN$1.15) per share, for a five (5) year term expiring August 24, 2016. The options vested in four installments over 12 months on November 1, 2011, February 1, 2012, May 1, 2012 and August 1, 2012. Effective March 1, 2012 the Company renewed the consulting agreement for one year and increased the monthly consulting fee to approximately $15,000 (CDN$15,000) per month plus sales tax. In addition, effective January 20, 2012 until July 31, 2012 the VP Corporate Development assumed the additional role of interim President of the Company for which he was compensated an additional fee of approximately $2,500 (CDN$2,500) per month. On November 1, 2012 the Company granted stock options pursuant to its 2012 Stock Option Plan to a company controlled by the Company’s Executive Vice President of Corporate Development to purchase an aggregate of 250,000 shares of the Company’s common stock at an exercise price of $0.305 (CDN$0.305) per share, for a three (3) year term expiring October 31, 2015. These options vested immediately.

e)

Effective August 1, 2012 the Company signed an employment agreement with its new President and CEO, pursuant to which the Company agreed to pay to him an annual salary of $250,000 (CDN$250,000) plus benefits, including 1,000,000 stock options, medical insurance and a bonus of up to 50% of his annual salary. On November 1, 2012 the Company granted its new President and CEO stock options pursuant to its 2012 Stock Option Plan to purchase an aggregate of 1,000,000 shares of the Company’s common stock at an exercise price of $0.305 (CDN$0.305) per share, for a three (3) year term expiring October 31, 2015. These options vested immediately.

During the year ended January 31, 2013, the Company paid its President and CEO consulting fees of $7,237 (CDN$7,000) for services provided prior to his employment and salary and benefits of $161,199 (December 31, 2012 - $nil), including a relocation allowance of $34,048 related to this employment agreement. At January 31, 2013, the Company was indebted in the amount of $7,231 related to this employment agreement.

f)

During the year ended January 31, 2013, the Company paid aggregate director fees of approximately $24,797 (CDN$25,000 (2012- $26,205 (CDN$25,000 ; 2011 - $nil)) to five directors and recorded stock based compensation of $201,000 (2012 - $144,115 ; 2011 - $246,897) related to stock options granted to five directors (2012 - one director). In addition, during the year ended January 31, 2013, the Company paid (recovered) consulting fees of nil (2012 - ($1,993); 2011 - $15,916)) to a Company controlled by one director and paid a Company related to another director approximately $13,411 (CDN$13,575) for consulting fees (2012 - $nil ; 2011 - $18,381).

During the year ended January 31, 2013, the Company’s directors and officers exercised a total of nil (2012 - 1,042,500 ; 2011 - 333,334) stock options for $478,700 and exercised nil (2012 - nil ; 2011 – 775,000) warrants for $nil (2012 - $nil ; 2011 - $116,000).

Additional related party transactions are disclosed in note 8 to these financial statements.